Assets held for sale and Vessels and drydock - Vessel deliveries (Details) $ in Millions	1 Months Ended	6 Months Ended	14 Months Ended
	Jul. 31, 2018 USD ($) equipment	Jun. 30, 2022 tanker vessel	Sep. 30, 2019 USD ($)
Ballast Water Treatment Systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of equipment	55	50
Payments to acquire property, plant, and equipment	$ 36.2
Purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel		85
Exhaust Gas cleaning System
Disclosure of detailed information about property, plant and equipment [line items]
Payments to acquire property, plant, and equipment			$ 146.6